Debt Instruments - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total debt	$ 302,697	$ 170,774
Less: current portion	(253,923)	(166,370)
Less: debt issuance costs	(305)	0
Long-term debt, net	48,469	4,404
Finance leases
Debt Instrument [Line Items]
Total debt	27,264	0
Floor Plan Facility | Line of Credit
Debt Instrument [Line Items]
Total debt	248,792	165,313
Notes payable | Notes Payable, Other Payables
Debt Instrument [Line Items]
Total debt	$ 26,641	$ 5,461